Note 7 - Share-based Compensation - Options Activities (Details) - The 2017 Omnibus Incentive Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Outstanding, number of options (in shares) | shares
Outstanding, weighted average exercise price (in dollars per share)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	343,000
Granted, weighted average exercise price (in dollars per share)	$ 29
Granted, weighted average grant date fair value (in dollars per share)	$ 19.91
Outstanding, number of options (in shares) | shares	343,000
Outstanding, weighted average exercise price (in dollars per share)	$ 29
Outstanding, weighted average remaining contractual term (Year)	9 years 357 days
Outstanding, average intrinsic value | $	$ 27
Exercisable, number of options (in shares) | shares
Exercisable, weighted average exercise price (in dollars per share)
Vested and expected to vest, number of options (in shares) | shares	343,000
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 29
Vested and expected to vest, weighted average remaining contractual term (Year)	9 years 357 days
Vested and expected to vest, average intrinsic value | $	$ 27